Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 227,935	¥ 229,385
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	12,664	11,519
Later than 1 year and no later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	39,222	37,033
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 176,049	¥ 180,833